As filed with the Securities and Exchange Commission on July 30, 2015
                                                                                                                                      File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,487	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,487	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On August 17, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,487 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 17, 2015, the effectiveness of the registration statement for the iShares iBonds Dec 2021 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 1,380 on March 26, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,423	May 21, 2015	June 19, 2015
1,438	June 18, 2015	July 2, 2015
1,468	July 1, 2015	July 31, 2015

This Post-Effective Amendment No. 1,487 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,380.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,487 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 30th day of July, 2015.

iSHARES TRUST

By:
Manish Mehta*
President

Date: July 30, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,487 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman***
Trustee

Date: July 30, 2015

John E. Martinez**
Trustee

Date: July 30, 2015

Cecilia H. Herbert**
Trustee

Date: July 30, 2015

Charles A. Hurty**
Trustee

Date: July 30, 2015

John E. Kerrigan**
Trustee

Date: July 30, 2015

Robert H. Silver**
Trustee

Date: July 30, 2015

Robert S. Kapito***
Trustee

Date: July 30, 2015

Madhav V. Rajan**
Trustee

Date: July 30, 2015

Jane D. Carlin**
Trustee

Date: July 30, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: July 30, 2015

*,**,*** By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: July 30, 2015

*	Power of Attorney, dated December 31, 2013, for Manish Mehta is incorporated herein by reference to PEA No. 1,021, filed January 10, 2014.
**
Powers of Attorney, each dated March 25, 2015, for Jane D. Carlin, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan are incorporated herein by reference to PEA No. 1,382, filed March 26, 2015.

***	Powers of Attorney, each dated March 25, 2015, for Mark Wiedman and Robert S. Kapito are incorporated herein by reference to PEA No. 1,417, filed May 4, 2015.